Derivative Instruments - Effect of Derivatives on Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income | Warrants
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income (Loss) on Derivative	$ 2,206		$ 0
Other Expense | Warrants
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income (Loss) on Derivative		(3,288)
Interest rate contract | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income (Loss) on Derivative	0	0	(264)
Cash flow hedging | Interest rate contract | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0	$ 0	$ (8,881)